Performance Management - Moerus Worldwide Value Fund	Mar. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. Returns for Class N shares, which are not presented in the bar chart, will vary from the returns of Institutional Class shares. The performance table compares the performance of the Fund’s Institutional Class shares and Class N shares over time to the performance of a broad-based securities market index You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund changed its principal investment strategies on November 6, 2023. Performance prior to that date reflects the Fund’s prior principal investment strategies. Updated performance information is available at no cost by visiting www.moeruscap.com or by calling 1-844-MOERUS1.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	27.34%
Worst Quarter:	1st Quarter 2020	(39.98)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(39.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance [Table]
	One Year	Five Years	Since Inception of the Fund (05-31-16)
Institutional Class Return before taxes	40.36%	20.66%	11.39%
Institutional Class Return after taxes on distributions	36.05%	19.64%	10.75%
Institutional Class Return after taxes on distributions and sale of Fund shares	25.01%	16.98%	9.41%
Class N Return before taxes	39.95%	20.35%	11.11%
Index – MSCI ACWI ex USA Index	32.38%	7.91%	8.73%

Index No Deduction for Fees, Expenses, or Taxes [Text]	index does not reflect any fees or expenses
Performance Table Closing [Text Block]

The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 Developed Market countries and 24 Emerging Market countries—excluding the United States. The index covers approximately 85% of the global equity opportunity set outside the US. You cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Performance Availability Website Address [Text]	www.moeruscap.com
Performance Availability Phone [Text]	1-844-MOERUS1